Convertible redeemable preferred shares - Key Transaction of Preferred Shares (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Millions															1 Months Ended																	12 Months Ended
	Oct. 07, 2022 shares	Oct. 27, 2020 CNY (¥) ¥ / shares shares	Oct. 27, 2020 $ / shares	Aug. 12, 2019 CNY (¥) shares	Aug. 12, 2019 $ / shares	Jun. 05, 2019 CNY (¥) shares	Jun. 05, 2019 $ / shares	Aug. 06, 2018 CNY (¥) ¥ / shares shares	Jul. 03, 2018 CNY (¥) ¥ / shares shares	Jul. 03, 2018 $ / shares	Dec. 27, 2017 CNY (¥) ¥ / shares shares	Aug. 14, 2017 CNY (¥) ¥ / shares shares	May 18, 2017 CNY (¥) ¥ / shares shares	Apr. 08, 2016 CNY (¥) ¥ / shares shares	Nov. 30, 2023 $ / shares shares	Aug. 31, 2023 CNY (¥)	Oct. 31, 2022 $ / shares shares	Sep. 30, 2022	Feb. 28, 2022 USD ($) $ / shares	Oct. 31, 2020 ¥ / shares shares	Oct. 31, 2020 $ / shares shares	Aug. 31, 2019 $ / shares shares	Jun. 30, 2019 $ / shares shares	Mar. 31, 2019 CNY (¥) shares	Aug. 31, 2018 ¥ / shares shares	Jul. 31, 2018 ¥ / shares shares	Jul. 31, 2018 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Nov. 30, 2017 CNY (¥) shares	Aug. 31, 2017 ¥ / shares shares	May 31, 2017 ¥ / shares shares	Dec. 31, 2022 shares	Dec. 31, 2023 shares	Dec. 31, 2021 shares
Convertible redeemable preferred shares
Number of shares outstanding																																4,138,640,113		3,746,626,700
Aggregate principal amount | ¥																¥ 100,000
Maturity term (in months)																6 months
Number of shares converted from convertible notes																																392,013,413
Series F Convertible Notes
Convertible redeemable preferred shares
Aggregate principal amount | $																			$ 221.8
Simple interest rate (in percent)																			8.00%
Maturity term (in months)																			10 months
Conversion price | $ / shares																			$ 0.5659
Threshold period for completion of conversion (in days)																		5 days
Series A Preferred Shares
Convertible redeemable preferred shares
Number of shares issued														58,480,000
Aggregate cash consideration | ¥														¥ 18,000
Issue price per share | ¥ / shares														¥ 0.3078
Series A+ Preferred Shares
Convertible redeemable preferred shares
Number of shares issued													84,480,000																		84,480,000
Aggregate cash consideration | ¥													¥ 28,890
Issue price per share | ¥ / shares													¥ 0.3420																		¥ 0.3420
Number of shares outstanding																																84,480,000	0	84,480,000
Series B Preferred Shares
Convertible redeemable preferred shares
Number of shares issued												649,760,000																		649,760,000
Aggregate cash consideration | ¥												¥ 250,000
Issue price per share | ¥ / shares												¥ 0.3848																		¥ 0.3848
Number of ordinary shares re-designated to temporary equity																													114,360,000
Total consideration for transfer of shares | ¥																													¥ 44,000
Number of shares re-designated																								29,911,000
Number of shares outstanding																																734,209,000	0	734,209,000
Series B+ Preferred Shares
Convertible redeemable preferred shares
Number of shares issued											277,730,000																	277,730,000
Aggregate cash consideration | ¥											¥ 187,000
Issue price per share | ¥ / shares											¥ 0.6733																	¥ 0.6733
Number of shares outstanding																																277,730,000	0	277,730,000
Series C1 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued									604,820,600																	604,820,600	604,820,600
Aggregate cash consideration | ¥									¥ 573,980
Issue price per share | (per share)									¥ 0.9334	$ 0.1404																¥ 0.9334	$ 0.1404
Number of shares outstanding																																604,820,600	0	604,820,600
Series C2 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued								289,379,800																	289,379,800
Aggregate cash consideration | ¥								¥ 270,520
Issue price per share | ¥ / shares								¥ 0.9334																	¥ 0.9334
Number of ordinary shares re-designated to temporary equity																								53,568,200
Number of shares re-designated																								29,911,000
Number of shares outstanding																																372,859,000	0	372,859,000
Series C2 Convertible Redeemable Preferred Shares, re-designated from Series B Preferred Shares
Convertible redeemable preferred shares
Total consideration for transfer of shares | ¥																								¥ 27,920
Series C2 Convertible Redeemable Preferred Shares, re-designated from Series B Preferred Shares and Ordinary Shares held by Series Seed
Convertible redeemable preferred shares
Total consideration for transfer of shares | ¥																								¥ 50,000
Series D1 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued						705,523,600																	705,523,600
Aggregate cash consideration | ¥						¥ 923,180
Issue price per share | $ / shares							$ 0.1899																$ 0.1899
Number of shares outstanding																																705,523,600	0	705,523,600
Series D2 Preferred Shares
Convertible redeemable preferred shares
Number of shares issued				105,302,000																		105,302,000
Aggregate cash consideration | ¥				¥ 141,460
Issue price per share | $ / shares					$ 0.1899																	$ 0.1899
Number of shares outstanding																																105,302,000	0	105,302,000
Series E Preferred Shares
Convertible redeemable preferred shares
Number of shares issued		803,222,500																		803,222,500	803,222,500
Aggregate cash consideration | ¥		¥ 1,819,780
Issue price per share | (per share)		¥ 2.3119	$ 0.3425																	¥ 2.3119	$ 0.3425
Number of shares outstanding																																803,222,500	0	803,222,500
Series F Preferred Shares
Convertible redeemable preferred shares
Number of shares issued															392,013,413		392,013,413
Issue price per share | $ / shares															$ 0.5659		$ 0.5659
Number of shares outstanding																																392,013,413	0
Number of shares converted from convertible notes																																392,013,413
Series F Preferred Shares | Series F Convertible Notes
Convertible redeemable preferred shares
Number of shares converted from convertible notes	392,013,413